Common Stock and Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
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Common Stock and Earnings (Loss) Per Share
23.	Common Stock and Earnings (Loss) Per Share

Common Stock Issuance

In July 2011, the Company issued 1,812,532 shares to partially fund the acquisition of Green Tree.

In October 2012, the Company issued 6,900,000 shares as part of an offering, which generated net proceeds of $276.1 million after deducting underwriting discounts and commissions and offering expenses. The Company used $95.0 million of these net proceeds to partially fund its acquisition of RMS.

In November 2012, the Company issued 891,265 shares to partially fund the acquisition of RMS. Refer to Note 3 for further information.

Dividends on Common Stock

The decision to declare and pay dividends is made at the discretion of the Company’s Board of Directors and will depend on, among other things, results of operations, cash requirements, financial condition, contractual restrictions and other factors that the Company’s Board of Directors may deem relevant. In addition, the Company’s ability to pay dividends is limited by conditions set forth in the agreements governing the 2013 Secured Credit Facilities and Senior Notes.

In November 2011, the Company paid a special dividend of $6.2 million to shareholders, of which $0.6 million was settled in cash and $5.6 million in shares of the Company’s common stock. The special dividend represented an additional payment associated with taxable income for the year ended December 31, 2010 in order to satisfy REIT distribution requirements. The number of shares issued in the special dividend was calculated based on the closing price per share of the Company’s common stock on October 27, 2011.

Earnings (Loss) Per Share

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share computations shown on the consolidated statements of comprehensive income (loss) (dollars in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Basic earnings (loss) per share
Net income (loss)	$253,467	$(22,134)	$(66,397)
Less: Net income allocated to unvested participating securities	(3,719)	—	—

Net income (loss) available to common stockholders (numerator)	249,748	(22,134)	(66,397)
Weighted-average common shares outstanding (denominator)	37,003	30,397	27,593

Basic earnings (loss) per share	$6.75	$(0.73)	$(2.41)

Diluted earnings (loss) per share
Net income (loss)	$253,467	$(22,134)	$(66,397)
Less: Net income allocated to unvested participating securities	(3,651)	—	—

Net income (loss) available to common stockholders (numerator)	249,816	(22,134)	(66,397)
Weighted-average common shares outstanding	37,003	30,397	27,593
Add: Effect of dilutive stock options and convertible notes	698	—	—

Diluted weighted-average common shares outstanding (denominator)	37,701	30,397	27,593

Diluted earnings (loss) per share	$6.63	$(0.73)	$(2.41)

The Company’s unvested RSUs are considered participating securities. During periods of net income, the calculation of earnings per share for common stock is adjusted to exclude the income attributable to the participating securities from the numerator and exclude the dilutive impact of those shares from the denominator. During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss recognized during the years ended December 31, 2012 and 2011, approximately 0.7 million and 0.3 million participating securities, respectively, were excluded from the calculation of basic and diluted loss per share because the effect would be antidilutive.

The calculation of diluted earnings (loss) per share does not include 5.9 million, 6.9 million and 0.7 million shares for the years ended December 31, 2013, 2012 and 2011, respectively, because their effect would have been antidilutive. The Convertible Notes are antidilutive when calculating earnings per share when the Company’s average stock price is less than $58.80. Upon conversion of the Convertible Notes, the Company may pay or deliver, at its option, cash, shares of the Company’s common stock, or a combination of cash and shares of common stock. It is the Company’s intent to settle all conversions through combination settlement, which involves repayment of an amount of cash equal to the principal amount and any excess of conversion value over the principal amount in shares of common stock.